Equity - Warranty Activity (Q1) (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	1,040,813
Exercises (in shares)	(65,681)
Class of warrant or right, outstanding, ending balance (in shares)	975,132
Class Of Warrant Or Right Weighted Average Exercise Price [Roll Forward]
Exercise price, beginning balance (in dollars per share) | $ / shares	$ 45.98
Exercises (in dollars per share) | $ / shares	43.8
Exercise price, ending balance (in dollars per share) | $ / shares	$ 46.12
Warrants to purchase common stock
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	966,393
Class of warrant or right, outstanding, ending balance (in shares)	966,393
Warrants to purchase common stock
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	74,420
Exercises (in shares)	(65,681)
Class of warrant or right, outstanding, ending balance (in shares)	8,739